Property, Plant And Equipment (Oil And Natural Gas Properties Not Subject To Amortization) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant And Equipment [Abstract]
Acquisition costs	$ 30,430	$ 32,175
Total	$ 30,430	$ 32,175